Share-Based Compensation - Schedule of Nonvested Shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Nonvested Shares [Abstract]
Number of shares, Beginning balance	325,106
Weighted- Average Grant- Date Per Share Fair Value, Beginning balance	$ 5.05
Number of shares, Granted	44,260	6,512,781
Weighted- Average Grant- Date Per Share Fair Value, Granted	$ 4.1	$ 4.24
Number of shares, Vested	(118,177)	(6,176,756)
Weighted- Average Grant- Date Per Share Fair Value, Vested	$ 4.3	$ 4.22
Number of shares, Forfeited	(45,802)	(10,919)
Weighted- Average Grant- Date Per Share Fair Value, Forfeited	$ 5.05	$ 5.05
Number of shares, Ending balance	205,387	325,106
Weighted- Average Grant- Date Per Share Fair Value, Ending balance	$ 4.95	$ 5.05